Net Revenues - Schedule of Changes in Deferred Revenue (Details)	12 Months Ended
Dec. 31, 2020 CNY (¥)
Net Revenues Disclosure [Abstract]
Balance as of January 1, 2020	¥ 171,880,131
Cash received in advance, net of VAT	188,023,246
Revenue recognized from opening balance of deferred revenue	(92,221,808)
Revenue recognized from deferred revenue arising during current year	(68,036,452)
Disposal of subsidiaries and campuses in relation to junior art education services	(4,689,176)
Change of refund liabilities	4,492,171
Balance as of December 31, 2020	¥ 199,448,112